INTANGIBLE ASSETS, NET (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets, Net [Abstract]
Amortization expense	$ 570,514	$ 0	$ 142,628	$ 0